PROPERTY AND EQUIPMENT, NET (Details Textual)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2002 CNY
Property, Plant and Equipment [Line Items]
Building Pledged as Collateral	$ 2,477,715	$ 2,407,200		15,000,000	15,000,000
Depreciation and amortization	619,890	552,086	450,518
Land Use Rights Purchase Price						1,944,000